STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.2%
General Motors Co.	1,521,485		68,451,610
Banks - 7.6%
Citigroup, Inc.	1,875,955		116,890,756
First Horizon Corp.	4,487,052		71,074,904
JPMorgan Chase & Co.	1,221,295		247,471,006
			435,436,666
Capital Goods - 10.7%
3M Co.	428,833		42,943,337
AMETEK, Inc.	225,854		38,300,321
Eaton Corp. PLC	231,680		77,114,688
GE Vernova, Inc.	244,850	[a]	43,069,115
Howmet Aerospace, Inc.	768,888		65,086,369
Hubbell, Inc.	222,883		86,676,970
Johnson Controls International PLC	1,252,246		90,049,010
L3Harris Technologies, Inc.	367,374		82,596,696
Northrop Grumman Corp.	122,967		55,429,835
The Boeing Company	166,782	[a]	29,622,151
			610,888,492
Commercial & Professional Services - 1.9%
CACI International, Inc., Cl. A	108,083	[a]	45,879,072
Veralto Corp.	642,141		63,302,260
			109,181,332
Consumer Services - 1.7%
International Game Technology PLC	272,877		5,386,592
Las Vegas Sands Corp.	2,055,269		92,548,763
			97,935,355
Energy - 9.9%
ConocoPhillips	937,312		109,178,102
Diamondback Energy, Inc.	181,568		36,179,240
EQT Corp.	2,789,807		114,633,170
Hess Corp.	348,104		53,642,826
Marathon Petroleum Corp.	326,073		57,587,753
Occidental Petroleum Corp.	1,105,573		69,098,312
Phillips 66	870,974		123,774,115
			564,093,518
Financial Services - 12.4%
Ameriprise Financial, Inc.	65,205		28,469,155
Berkshire Hathaway, Inc., Cl. B	556,976	[a]	230,810,854
CME Group, Inc.	375,260		76,170,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Financial Services - 12.4% (continued)
LPL Financial Holdings, Inc.	207,295		59,329,902
Morgan Stanley	916,316		89,652,357
The Goldman Sachs Group, Inc.	325,284		148,498,652
Voya Financial, Inc.	997,588		75,637,122
			708,568,317
Food, Beverage & Tobacco - 1.2%
Philip Morris International, Inc.	684,329		69,377,274
Health Care Equipment & Services - 11.6%
Alcon, Inc.	692,363		61,710,314
Baxter International, Inc.	801,432		27,320,817
Becton, Dickinson and Co.	671,824		155,843,013
Boston Scientific Corp.	787,681	[a]	59,525,053
Centene Corp.	861,461	[a]	61,671,993
Globus Medical, Inc., Cl. A	649,879	[a]	43,613,380
Labcorp Holdings, Inc.	216,462		42,190,608
Medtronic PLC	1,215,678		98,919,719
Solventum Corp.	412,076	[a]	24,452,590
UnitedHealth Group, Inc.	170,211		84,317,423
			659,564,910
Household & Personal Products - 2.0%
Kenvue, Inc.	5,873,108		113,350,984
Insurance - 8.6%
American International Group, Inc.	902,319		71,120,784
Aon PLC, Cl. A	144,357		40,656,705
Assurant, Inc.	410,696		71,243,435
Globe Life, Inc.	362,150		29,971,534
RenaissanceRe Holdings Ltd.	337,113		76,814,568
The Allstate Corp.	653,822		109,528,261
Willis Towers Watson PLC	347,906		88,816,923
			488,152,210
Materials - 6.5%
CRH PLC	1,052,591		86,059,840
Freeport-McMoRan, Inc.	2,043,537		107,755,706
International Paper Co.	1,451,311		65,439,613
Newmont Corp.	2,699,663		113,223,866
			372,479,025
Media & Entertainment - 1.8%
Alphabet, Inc., Cl. A	252,293		43,520,543
The Interpublic Group of Companies, Inc.	1,896,802		59,502,679
			103,023,222
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Alnylam Pharmaceuticals, Inc.	104,387	[a]	15,494,162
Amgen, Inc.	134,007		40,986,041
Biogen, Inc.	68,556	[a]	15,420,987

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.1% (continued)
BioMarin Pharmaceutical, Inc.		360,671	[a]	27,075,572
Danaher Corp.		629,179		161,573,167
Illumina, Inc.		300,642	[a]	31,350,948
Regeneron Pharmaceuticals, Inc.		67,423	[a]	66,085,328
Sanofi SA, ADR		905,720		44,407,452
				402,393,657
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.		179,301	[a]	29,925,337
Applied Materials, Inc.		365,088		78,523,127
Intel Corp.		1,094,138		33,754,157
Micron Technology, Inc.		521,342		65,167,750
				207,370,371
Software & Services - 2.8%
Akamai Technologies, Inc.		490,194	[a]	45,215,494
Dolby Laboratories, Inc., Cl. A		543,866		44,058,585
International Business Machines Corp.		413,259		68,952,264
				158,226,343
Technology Hardware & Equipment - 2.9%
Cisco Systems, Inc.		2,959,694		137,625,771
Western Digital Corp.		384,886	[a]	28,978,067
				166,603,838
Telecommunication Services - 1.7%
AT&T, Inc.		5,302,333		96,608,507
Transportation - 1.5%
FedEx Corp.		339,873		86,314,147
Utilities - 2.8%
Constellation Energy Corp.		456,650		99,207,212
Vistra Corp.		619,845		61,414,243
				160,621,455
Total Common Stocks (cost $4,965,087,079)				5,678,641,233
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,574,902)	5.43	29,574,902	[b]	29,574,902
Total Investments (cost $4,994,661,981)		100.0%		5,708,216,135
Liabilities, Less Cash and Receivables		(.0%)		(707,310)
Net Assets		100.0%		5,707,508,825

ADR—American Depositary Receipt

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,678,641,233	-	-	5,678,641,233
Investment Companies	29,574,902	-	-	29,574,902

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $713,554,154, consisting of $789,533,421 gross unrealized appreciation and $75,979,267 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.